Bank Loans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Short-term debt, weighted average interest rate	4.77%	5.09%	5.04%
Interest costs incurred, total	$ 1,485	$ 715	$ 1,470
Interest costs capitalized	$ 32	$ 65	$ 400
Short Term And Long Term Bank Loans
Line of Credit Facility [Line Items]
Debt, weighted average interest rate	4.84%	5.09%	4.91%